INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 428	$ 458
Intangible assets, accumulated amortization	(170)	(110)
Finite-Lived Intangible Assets, Net	258	348
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	101	108
Intangible assets, accumulated amortization	(84)	(54)
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	327	350
Intangible assets, accumulated amortization	$ (86)	$ (56)